Exhibit 99.08

Independent Accountants’ Agreed-Upon Procedures Report

Onslow Bay Financial LLC (the “Company”) BofA Securities, Inc. (the “Initial Purchaser”) (together, the “Specified Parties”)

Re: OBX 2023-INV1 Trust – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “OBX 2023-INV1 ASF Tape 20230421.xlsx” provided by the Company on April 21, 2023, containing information on 914 mortgage loans (the “Loans”) as of April 1, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by OBX 2023-INV1 Trust. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Loan File” means the following information sources provided by the Company or Initial Purchaser on behalf of the Company for each Selected Loan (defined below): Promissory Note, Uniform Residential Loan Application (URLA), Final Closing Disclosure, Occupancy Statement, Appraisal Report, Purchase Agreement, Addendum to Purchase Agreement, Uniform Underwriting and Transmittal Summary, DU Underwriting Findings Report and Title Report. We make no representation regarding the validity or accuracy of these documents or the execution of the applicable documents by the borrower.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table below.

•	The term “Provided Information” means the Loan File and Instructions.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
      KPMG International Limited, a private English company limited by guarantee.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 91 Loans from the Data File (the “Selected Loans”). A listing of the Selected Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Loans we were instructed to randomly select from the Data File.

B.	For each Selected Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Loan File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan File or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Loan File information is listed in the order of priority.

Attribute	Loan File / Instructions
Seller Loan Number	Provided by the Company
Original Term to Maturity	URLA
Original Amortization Term	URLA, Promissory Note
Original Loan Amount	Promissory Note
Original Interest Rate	Promissory Note
Current Payment Amount Due	Promissory Note
First Payment Date of Loan	Promissory Note
State	Promissory Note
City	Promissory Note
Postal Code	Promissory Note
Prepayment Penalty Total Term	Promissory Note
Occupancy	URLA, Occupancy Statement

Attribute	Loan File / Instructions
Property Type

Appraisal Report

Use the Uniform Underwriting and Transmittal Summary for the following Selected Loans:

OBX2023INV10039

OBX2023INV10338

OBX2023INV10832

OBX2023INV10163

OBX2023INV10876

OBX2023INV10690

OBX2023INV10839

OBX2023INV10210

OBX2023INV10042

Use the DU Underwriting Findings Report for the following Selected Loans:

OBX2023INV10443

OBX2023INV10242

OBX2023INV10287

OBX2023INV10163

Consider property types of “dPUD (PUD with “de minimus” monthly HOA dues" and “PUD (Only for use with Single-Family Detached Homes with PUD riders)” to be “PUD.”

Original Appraised Property Value

Appraisal Report

Use the Uniform Underwriting and Transmittal Summary for the following Selected Loans:

OBX2023INV10039

OBX2023INV10338

OBX2023INV10832

OBX2023INV10163

OBX2023INV10876

OBX2023INV10690

OBX2023INV10719

OBX2023INV10839

OBX2023INV10210

OBX2023INV10042

OBX2023INV10443

OBX2023INV10242

Sales Price	Final Closing Disclosure, Appraisal Report, Uniform Underwriting and Transmittal Summary, Purchase Agreement, Addendum to Purchase Agreement

Attribute	Loan File / Instructions
Loan Purpose	URLA, Final Closing Disclosure, Uniform Underwriting and Transmittal Summary. Do not perform any procedure on the portion of the attribute related to the Loan Purpose initiation, purpose of cash out or if the loan is for a first-time home purchase.
Junior Mortgage Balance	Uniform Underwriting and Transmittal Summary, Title Report Use the URLA for the following Selected Loans: OBX2023INV10275 OBX2023INV10761
Original LTV	Recompute by dividing (i) Original Loan Amount, by (ii) the Sales Price if purchase or the Original Appraised Property Value if not a purchase
Original CLTV	Recompute by dividing (i) the sum of (a) Original Loan Amount and (b) Junior Lien Balance (if applicable), by (ii) the Sales Price if purchase or the Original Appraised Property Value if not a purchase

C.	For each Selected Loan, we recomputed the Maturity Date using the First Payment Date of the Loan and the Original Term to Maturity included in the Data File. We compared the results of our recomputation to the corresponding month and year in the Promissory Note.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loans being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the nature of issued securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

New York, New York
April 25, 2023

Exhibit A

The Selected Loans (1)
OBX2023INV10227	OBX2023INV10833	OBX2023INV10496
OBX2023INV10635	OBX2023INV10390	OBX2023INV10738
OBX2023INV10351	OBX2023INV10794	OBX2023INV10312
OBX2023INV10063	OBX2023INV10080	OBX2023INV10876
OBX2023INV10443	OBX2023INV10472	OBX2023INV10299
OBX2023INV10530	OBX2023INV10008	OBX2023INV10690
OBX2023INV10455	OBX2023INV10388	OBX2023INV10655
OBX2023INV10242	OBX2023INV10755	OBX2023INV10334
OBX2023INV10504	OBX2023INV10917	OBX2023INV10259
OBX2023INV10789	OBX2023INV10518	OBX2023INV10321
OBX2023INV10627	OBX2023INV10147	OBX2023INV10117
OBX2023INV10292	OBX2023INV10546	OBX2023INV10586
OBX2023INV10661	OBX2023INV10326	OBX2023INV10120
OBX2023INV10844	OBX2023INV10648	OBX2023INV10065
OBX2023INV10157	OBX2023INV10381	OBX2023INV10105
OBX2023INV10357	OBX2023INV10827	OBX2023INV10275
OBX2023INV10426	OBX2023INV10775	OBX2023INV10572
OBX2023INV10038	OBX2023INV10161	OBX2023INV10034
OBX2023INV10483	OBX2023INV10832	OBX2023INV10474
OBX2023INV10039	OBX2023INV10163	OBX2023INV10719
OBX2023INV10405	OBX2023INV10059	OBX2023INV10839
OBX2023INV10823	OBX2023INV10463	OBX2023INV10083
OBX2023INV10740	OBX2023INV10287	OBX2023INV10220
OBX2023INV10597	OBX2023INV10764	OBX2023INV10761
OBX2023INV10148	OBX2023INV10316	OBX2023INV10210
OBX2023INV10179	OBX2023INV10872	OBX2023INV10098
OBX2023INV10752	OBX2023INV10094	OBX2023INV10684
OBX2023INV10089	OBX2023INV10550	OBX2023INV10042
OBX2023INV10338	OBX2023INV10308	OBX2023INV10548
OBX2023INV10317	OBX2023INV10638
OBX2023INV10032	OBX2023INV10176
(1) The Company has assigned a unique 13-digit Loan Number to each Loan in the Data File. The Loan Numbers referred to in this Exhibit are not the Customer Account Numbers